Income Taxes - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Deferred tax asset of NOLs	$ 18,185	$ 19,010
State NOLs that may be carried forward indefinitely	11,300
Interest expense that may be carried forward indefinitely	1,300
State NOLs subject to expire on various dates	5,600
Unrecognized tax benefits	$ 0	$ 0